INCOME TAXES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

The effective income tax rate consisted of the following:

	2025	2024	2023
Federal statutory income tax rate on net income/loss	21.0%	21.0%	21.0%
State statutory income tax rate on net income/loss	7.0%	7.0%	8.8%
Permanent differences	38.6%	1.2%	0.0%
Change in valuation allowance	-58.4%	-76.7%	-24.9%
Prior year adjustments	-8.3%	47.5%	0.0%
Effective tax rate	0.0%	0.0%	0.0%

Reconciliation of income tax expense:

	2025	2024	2023
Earnings (loss) for the year	$(135,214)	$(636,518)	$612,748

Expected federal income tax expense (benefit) at statutory rate	(28,395)	(133,669)	128,677
Expected state income tax expense (benefit) at statutory rate	(9,443)	(44,452)	54,167
Adjustment to prior years provision versus statutory tax returns	11,156	(302,056)	(158,826)
Permanent difference related to warrant revaluations	(52,256)	(7,795)	–
Change in valuation allowance	78,938	487,971	(24,018)
Income tax benefit	$–	$–	$–

The components of the deferred tax assets are as follows:

	2025	2024	2023
Deferred tax assets:
Federal and state net operating loss carryovers	$3,389,892	$3,335,937	$3,366,577
Warrant revaluation	–	–	(519,466)
Stock compensation	148,330	123,347	124,202
Total deferred tax asset	3,538,222	3,459,284	2,971,313
Less: valuation allowance	(3,538,222)	(3,459,284)	(2,971,313)
Deferred tax asset	$–	$–	$–

The Company has approximately a $12,113,000, $11,921,000 and $11,282,000 net operating loss carryover as of December 31, 2025, 2024 and 2023, respectively. The net operating loss may offset against taxable income, with $4,963,000 of the net operating loss carryover begins expiring in 2027 and $7,151,000 with no expiry date may be subject to U.S. Internal Revenue Code Section 382 limitations.

The Company has provided a valuation allowance that eliminates the deferred tax asset as of December 31, 2025, 2024 and 2023, as the likelihood of the realization of the tax benefits cannot be determined.

The Company and our subsidiaries file annual US Federal income tax returns and annual income tax returns for the state of California. Income taxing authorities have conducted no formal examinations of our past Federal or state income tax returns and supporting records.